Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Carrying value, beginning balance	$ 103	$ 101	$ 114
Changes through profit and loss	(72)	57	14
Addition through business combination	(3)	(44)	(9)
Changes through OCI	(1)	1
Impact on account of IFRS 16 adoption		1
Translation difference	3	(13)	(10)
Carrying value, ending balance	30	103	101
Reclassified as Held for Sale			(8)
Deferred income tax assets after set off	150	231
Deferred income tax liabilities after set off	(120)	(128)
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	32	38	33
Changes through profit and loss	2	(3)	7
Translation difference	1	(3)	(2)
Carrying value, ending balance	35	32	38
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	18
Changes through profit and loss	4	10
Reclassification		8
Impact on account of IFRS 16 adoption		1
Translation difference	1	(1)
Carrying value, ending balance	23	18
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	7	4	2
Changes through profit and loss	(1)	3	2
Carrying value, ending balance	6	7	4
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	26	26	22
Changes through profit and loss	3	3	5
Translation difference	1	(3)	(1)
Carrying value, ending balance	30	26	26
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	57	57	56
Changes through profit and loss	9	5	4
Translation difference	2	(5)	(3)
Carrying value, ending balance	68	57	57
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	15	15	15
Changes through profit and loss	1	1	1
Translation difference		(1)	(1)
Carrying value, ending balance	16	15	15
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	21	(15)	2
Changes through profit and loss	(28)	35	(16)
Changes through OCI	(1)	2	(1)
Translation difference		(1)
Carrying value, ending balance	(8)	21	(15)
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	50	49	52
Changes through profit and loss	(1)	1	(3)
Translation difference	(1)
Carrying value, ending balance	48	50	49
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(56)	(19)	(6)
Changes through profit and loss	10	6	9
Addition through business combination	(3)	(45)	(8)
Translation difference	(1)	2	(2)
Carrying value, ending balance	(50)	(56)	(19)
Reclassified as Held for Sale			(12)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(11)
Changes through profit and loss	(72)	(12)
Translation difference	(1)	1
Carrying value, ending balance	(84)	(11)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(73)	(78)	(77)
Changes through profit and loss	5	4	(1)
Translation difference		1
Carrying value, ending balance	(68)	(73)	(78)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	14	22	14
Changes through profit and loss	(5)	4	5
Addition through business combination		1	(1)
Changes through OCI		(1)	1
Reclassification		(8)
Translation difference	1	(4)	(1)
Carrying value, ending balance	10	14	22
Reclassified as Held for Sale			4
Intangible assets
Income Taxes [Line Items]
Carrying value, beginning balance	3	2	1
Changes through profit and loss	1		1
Translation difference		1
Carrying value, ending balance	$ 4	$ 3	$ 2